Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenues from external customers	$ 583,635	$ 431,431
Income tax expense	(21,628)	(9,778)
Net income/(loss)	(78,885)	(85,813)
Drybulk Segment (Member)
Revenues from external customers	139,508	190,128
Income tax expense	0	0
Net income/(loss)	(31,255)	(96,665)
Tanker Segment (Member)
Revenues from external customers	17,637	5,348
Income tax expense	0	0
Net income/(loss)	(265)	(563)
Drilling Rigs Segment (Member)
Revenues from external customers	426,490	235,955
Income tax expense	(21,628)	(9,778)
Net income/(loss)	$ (47,365)	$ 11,415